UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116
(Address of principal executive offices) (Zip code)
SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MASSACHUSETTS 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
August 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended August 31, 2024:
John Hancock Lifestyle Blend Portfolios
  Lifestyle Blend Aggressive Portfolio
  Lifestyle Blend Balanced Portfolio
  Lifestyle Blend Conservative Portfolio
  Lifestyle Blend Growth Portfolio
  Lifestyle Blend Moderate Portfolio

John Hancock Lifestyle Blend Moderate Portfolio
Class 1/JLMOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$48	0.45%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX) returned 13.37% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	13.37%	4.97%	4.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Moderately Conservative Target Allocation Index	14.23%	5.59%	5.36%
John Hancock Lifestyle Moderate Index	13.44%	5.35%	5.25%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$421,314,139
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,259,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.8%
Fixed income	25.6%
Equity	22.2%
Unaffiliated investment companies	44.6%
Fixed income	25.2%
Equity	19.4%
U.S. Government and Agency obligations	7.5%
U.S. Government	7.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4072A-1
8/24
10/24

John Hancock Lifestyle Blend Moderate Portfolio
Class A/JABKX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$87	0.82%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class A/JABKX) returned 12.96% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	7.32%	3.66%	4.06%
Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge	12.96%	4.72%	4.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Moderately Conservative Target Allocation Index	14.23%	5.59%	5.36%
John Hancock Lifestyle Moderate Index	13.44%	5.35%	5.25%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$421,314,139
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,259,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.8%
Fixed income	25.6%
Equity	22.2%
Unaffiliated investment companies	44.6%
Fixed income	25.2%
Equity	19.4%
U.S. Government and Agency obligations	7.5%
U.S. Government	7.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4072A-A
8/24
10/24

John Hancock Lifestyle Blend Moderate Portfolio
Class R6/JLMRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$44	0.41%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX) returned 13.41% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	13.41%	5.01%	4.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Moderately Conservative Target Allocation Index	14.23%	5.59%	5.36%
John Hancock Lifestyle Moderate Index	13.44%	5.35%	5.25%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$421,314,139
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,259,333
Portfolio turnover rate	47%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	47.8%
Fixed income	25.6%
Equity	22.2%
Unaffiliated investment companies	44.6%
Fixed income	25.2%
Equity	19.4%
U.S. Government and Agency obligations	7.5%
U.S. Government	7.5%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4072A-R6
8/24
10/24

John Hancock Lifestyle Blend Growth Portfolio
Class 1/JLGOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$39	0.36%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class 1/JLGOX) returned 18.44% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid cap stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	18.44%	8.98%	7.36%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderately Aggressive Target Allocation Index	20.40%	10.51%	8.59%
John Hancock Lifestyle Growth Index	18.94%	9.71%	8.04%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,286,301,408
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,180,481
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.6%
Equity	46.8%
Fixed income	7.8%
Unaffiliated investment companies	41.7%
Equity	34.9%
Fixed income	6.8%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4052A-1
8/24
10/24

John Hancock Lifestyle Blend Growth Portfolio
Class A/JABPX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$80	0.73%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class A/JABPX) returned 18.05% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid cap stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class A/JABPX)	12.19%	7.61%	6.69%
Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge	18.05%	8.72%	7.24%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderately Aggressive Target Allocation Index	20.40%	10.51%	8.59%
John Hancock Lifestyle Growth Index	18.94%	9.71%	8.04%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,286,301,408
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,180,481
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.6%
Equity	46.8%
Fixed income	7.8%
Unaffiliated investment companies	41.7%
Equity	34.9%
Fixed income	6.8%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4052A-A
8/24
10/24

John Hancock Lifestyle Blend Growth Portfolio
Class R6/JLGSX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$35	0.32%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class R6/JLGSX) returned 18.43% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and U.S. mid cap stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors in this category.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a flat return.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	18.43%	9.02%	7.40%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderately Aggressive Target Allocation Index	20.40%	10.51%	8.59%
John Hancock Lifestyle Growth Index	18.94%	9.71%	8.04%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,286,301,408
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,180,481
Portfolio turnover rate	26%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.6%
Equity	46.8%
Fixed income	7.8%
Unaffiliated investment companies	41.7%
Equity	34.9%
Fixed income	6.8%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4052A-R6
8/24
10/24

John Hancock Lifestyle Blend Conservative Portfolio
Class 1/JLCGX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$53	0.50%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX) returned 11.16% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation made the largest contribution | Positions in intermediate-term bond funds, which benefited from holdings in investment-grade corporates, were top contributors. Allocations to high-yield bond, bank loan, and dollar-denominated emerging market debt funds also contributed.
Equity allocation also contributed | Holdings in U.S. large cap, international large cap and mid cap stock funds were the leading contributors in equities.

TOP PERFORMANCE DETRACTORS
There were no detractors | At a time of positive performance for the financial markets, none of the fund’s holdings finished the period with a negative return.
Local-currency emerging-market debt | Although the fund had no detractors, a position in an emerging markets debt fund held in local currency, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	11.16%	3.31%	3.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Conservative Target Allocation Index	11.33%	3.30%	3.86%
John Hancock Lifestyle Conservative Index	10.97%	3.53%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$322,827,310
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,103,378
Portfolio turnover rate	63%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.6%
Fixed income	34.3%
Equity	9.3%
Unaffiliated investment companies	46.9%
Fixed income	34.3%
Equity	12.6%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4082A-1
8/24
10/24

John Hancock Lifestyle Blend Conservative Portfolio
Class A/JABJX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$91	0.86%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class A/JABJX) returned 10.76% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation made the largest contribution | Positions in intermediate-term bond funds, which benefited from holdings in investment-grade corporates, were top contributors. Allocations to high-yield bond, bank loan, and dollar-denominated emerging market debt funds also contributed.
Equity allocation also contributed | Holdings in U.S. large cap, international large cap and mid cap stock funds were the leading contributors in equities.

TOP PERFORMANCE DETRACTORS
There were no detractors | At a time of positive performance for the financial markets, none of the fund’s holdings finished the period with a negative return.
Local-currency emerging-market debt | Although the fund had no detractors, a position in an emerging markets debt fund held in local currency, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	5.19%	2.01%	2.83%
Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge	10.76%	3.06%	3.36%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Conservative Target Allocation Index	11.33%	3.30%	3.86%
John Hancock Lifestyle Conservative Index	10.97%	3.53%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$322,827,310
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,103,378
Portfolio turnover rate	63%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.6%
Fixed income	34.3%
Equity	9.3%
Unaffiliated investment companies	46.9%
Fixed income	34.3%
Equity	12.6%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4082A-A
8/24
10/24

John Hancock Lifestyle Blend Conservative Portfolio
Class R6/JLCSX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$48	0.45%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX) returned 11.20% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The fixed-income allocation made the largest contribution | Positions in intermediate-term bond funds, which benefited from holdings in investment-grade corporates, were top contributors. Allocations to high-yield bond, bank loan, and dollar-denominated emerging market debt funds also contributed.
Equity allocation also contributed | Holdings in U.S. large cap, international large cap and mid cap stock funds were the leading contributors in equities.

TOP PERFORMANCE DETRACTORS
There were no detractors | At a time of positive performance for the financial markets, none of the fund’s holdings finished the period with a negative return.
Local-currency emerging-market debt | Although the fund had no detractors, a position in an emerging markets debt fund held in local currency, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	11.20%	3.35%	3.52%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
Morningstar U.S. Conservative Target Allocation Index	11.33%	3.30%	3.86%
John Hancock Lifestyle Conservative Index	10.97%	3.53%	3.84%

The fund has designated Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$322,827,310
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,103,378
Portfolio turnover rate	63%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.6%
Fixed income	34.3%
Equity	9.3%
Unaffiliated investment companies	46.9%
Fixed income	34.3%
Equity	12.6%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4082A-R6
8/24
10/24

John Hancock Lifestyle Blend Balanced Portfolio
Class 1/JIBOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$43	0.40%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX) returned 15.90% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	15.90%	6.96%	6.04%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderate Target Allocation Index	17.71%	8.52%	7.38%
John Hancock Lifestyle Balanced Index	16.07%	7.38%	6.67%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,320,928,367
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,719,729
Portfolio turnover rate	38%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	34.4%
Fixed income	16.4%
Unaffiliated investment companies	42.7%
Equity	27.5%
Fixed income	15.2%
U.S. Government and Agency obligations	6.5%
U.S. Government	6.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4062A-1
8/24
10/24

John Hancock Lifestyle Blend Balanced Portfolio
Class A/JABMX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$83	0.77%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class A/JABMX) returned 15.47% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	9.67%	5.63%	5.37%
Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge	15.47%	6.72%	5.91%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderate Target Allocation Index	17.71%	8.52%	7.38%
John Hancock Lifestyle Balanced Index	16.07%	7.38%	6.67%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,320,928,367
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,719,729
Portfolio turnover rate	38%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	34.4%
Fixed income	16.4%
Unaffiliated investment companies	42.7%
Equity	27.5%
Fixed income	15.2%
U.S. Government and Agency obligations	6.5%
U.S. Government	6.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4062A-A
8/24
10/24

John Hancock Lifestyle Blend Balanced Portfolio
Class R6/JIBRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$39	0.36%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX) returned 15.93% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | Holdings in U.S. large cap, international large cap, and defensive stock funds were leading contributors in equities.
Fixed-income allocation also contributed | Positions in intermediate-term bond funds were top contributors. Allocations to emerging markets debt funds also helped results.

TOP PERFORMANCE DETRACTORS
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a very small loss.
Local-currency emerging-market debt | This segment of the fund, while positive, was among the smallest contributors due to its limited weighting.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	15.93%	7.02%	6.08%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Moderate Target Allocation Index	17.71%	8.52%	7.38%
John Hancock Lifestyle Balanced Index	16.07%	7.38%	6.67%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,320,928,367
Total number of portfolio holdings	38
Total advisory fees paid (net)	$3,719,729
Portfolio turnover rate	38%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.8%
Equity	34.4%
Fixed income	16.4%
Unaffiliated investment companies	42.7%
Equity	27.5%
Fixed income	15.2%
U.S. Government and Agency obligations	6.5%
U.S. Government	6.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4062A-R6
8/24
10/24

John Hancock Lifestyle Blend Aggressive Portfolio
Class 1/JIIOX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$36	0.33%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX) returned 20.45% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large caps were the top contributor in equities | Holdings in international large cap and U.S. mid cap stock funds also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | At a time of positive performance for the financial markets, nearly all of the fund’s holdings finished the period with a positive return.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	20.45%	10.66%	8.47%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Aggressive Target Allocation Index	23.14%	12.57%	9.91%
John Hancock Lifestyle Aggressive Index	21.02%	11.25%	9.01%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$586,787,314
Total number of portfolio holdings	31
Total advisory fees paid (net)	$1,200,583
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.3%
Equity	57.9%
Fixed income	1.4%
Unaffiliated investment companies	39.3%
Equity	39.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4042A-1
8/24
10/24

John Hancock Lifestyle Blend Aggressive Portfolio
Class A/JABQX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$77	0.70%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class A/JABQX) returned 19.95% (excluding sales charges) for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large caps were the top contributor in equities | Holdings in international large cap and U.S. mid cap stock funds also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | At a time of positive performance for the financial markets, nearly all of the fund’s holdings finished the period with a positive return.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	13.99%	9.27%	7.79%
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge	19.95%	10.40%	8.35%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Aggressive Target Allocation Index	23.14%	12.57%	9.91%
John Hancock Lifestyle Aggressive Index	21.02%	11.25%	9.01%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class A shares were first offered on 4-26-21. Returns prior to this date are those of Class 1 shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$586,787,314
Total number of portfolio holdings	31
Total advisory fees paid (net)	$1,200,583
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.3%
Equity	57.9%
Fixed income	1.4%
Unaffiliated investment companies	39.3%
Equity	39.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4042A-A
8/24
10/24

John Hancock Lifestyle Blend Aggressive Portfolio
Class R6/JIIRX
Annual SHAREHOLDER REPORT | August 31, 2024
This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$32	0.29%
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX) returned 20.46% for the year ended August 31, 2024. Stocks rallied as falling inflation raised hopes that the U.S. Federal Reserve would start cutting interest rates. Positive global growth, steady corporate earnings, and excitement surrounding the adoption of AI added to the upbeat tone. In this environment, U.S. equities, the growth style, and the information technology sector outpaced the market as a whole. Bonds also produced gains, with income accounting for the majority of the category’s total return. Credit-oriented categories generally outperformed those with higher interest-rate sensitivity.
TOP PERFORMANCE CONTRIBUTORS
The equity allocation made the largest contribution | The fund's sizable weighting in stock funds allowed it to benefit from the market's strong return.
U.S. large caps were the top contributor in equities | Holdings in international large cap and U.S. mid cap stock funds also helped results.

TOP PERFORMANCE DETRACTORS
There were no major detractors | At a time of positive performance for the financial markets, nearly all of the fund’s holdings finished the period with a positive return.
U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) | These holdings, which tend to have above-average interest-rate sensitivity, combined for a small loss.

The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	20.46%	10.71%	8.52%
S&P 500 Index	27.14%	15.92%	12.98%
Morningstar U.S. Aggressive Target Allocation Index	23.14%	12.57%	9.91%
John Hancock Lifestyle Aggressive Index	21.02%	11.25%	9.01%

The fund has designated S&P 500 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$586,787,314
Total number of portfolio holdings	31
Total advisory fees paid (net)	$1,200,583
Portfolio turnover rate	17%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.3%
Equity	57.9%
Fixed income	1.4%
Unaffiliated investment companies	39.3%
Equity	39.3%
U.S. Government and Agency obligations	1.3%
U.S. Government	1.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectuses. For more information, please refer to the "Principal risks" section of the prospectuses.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC 200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF3827836

4042A-R6
8/24
10/24

ITEM 2. CODE OF ETHICS.

As of the end of the year, August 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $150,365 and $143,560 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, security counts pursuant to Rule 17f-2 under the Investment Company Act of 1940, and a software licensing fee. Amounts billed to the registrant were $38,655 and $36,888 for fiscal years ended August 31, 2024 and August 31, 2023, respectively.

Amounts billed to control affiliates were $145,263 and $127,986 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $15,450 and $19,355 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $1,847 and $0 for the fiscal years ended August 31, 2024 and August 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended August 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $882,635 for the fiscal year ended August 31, 2024 and $1,438,272 for the fiscal year ended August 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

Hassell H. McClellan

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended August 31, 2024 for the following funds:

John Hancock Lifestyle Blend Portfolios

  Lifestyle Blend Aggressive Portfolio

  Lifestyle Blend Balanced Portfolio

  Lifestyle Blend Conservative Portfolio

  Lifestyle Blend Growth Portfolio

  Lifestyle Blend Moderate Portfolio

Annual Financial Statements & Other N-CSR Items
John Hancock
Lifestyle Blend Portfolios
Asset allocation
August 31, 2024

John Hancock
Lifestyle Blend Portfolios

2	Portfolios’ investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
28	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolios’ investments
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 59.3%
Equity - 57.9%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	14,561,732	$153,335,041
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,573,672	186,728,322
Fixed income - 1.4%
Bond, Class NAV, JHSB (MIM US) (B)	278,507	3,835,046
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	374,248	2,926,623
High Yield, Class NAV, JHBT (MIM US) (B)	476,649	1,463,311

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $299,863,754)		$348,288,343
UNAFFILIATED INVESTMENT COMPANIES - 39.3%
Equity - 39.3%
Fidelity Mid Cap Index Fund	2,421,213	81,304,344
Fidelity Small Cap Index Fund	1,668,551	46,085,377
Financial Select Sector SPDR Fund	116,442	5,326,057
iShares Global Infrastructure ETF	49,132	2,571,078
iShares MSCI Global Min Vol Factor ETF	80,603	9,146,022
Vanguard Dividend Appreciation ETF	35,472	6,955,704
Vanguard Energy ETF	76,143	9,702,902
Vanguard FTSE All World ex-US Small-Cap ETF	46,498	5,722,509
Vanguard FTSE Developed Markets ETF	119,665	6,269,249
Vanguard FTSE Emerging Markets ETF	255,678	11,433,920
Vanguard Global ex-U.S. Real Estate ETF	57,721	2,573,202
Vanguard Health Care ETF	20,284	5,843,820
Vanguard Information Technology ETF	8,194	4,703,110
Vanguard Materials ETF	25,071	5,174,153
Vanguard Real Estate ETF	81,410	7,744,533
Vanguard S&P 500 ETF	38,361	19,872,532

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $185,564,142)		$230,428,512
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	11,471	0
ICA Gruppen AB (C)(D)	493	0
Health care - 0.0%
NMC Health PLC (C)(D)	360	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	9,174	27,796
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	46,457	1,281

TOTAL COMMON STOCKS (Cost $11,582)		$29,077
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.3%
U.S. Government - 1.3%
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	$3,121,400	936,711
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	6,730,400	2,103,344
LIFESTYLE BLEND AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	8,534,900	$2,715,631
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	6,048,900	2,015,342

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $7,984,892)		$7,771,028
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
John Hancock Collateral Trust, 5.2747% (F)(G)	17,778	177,774

TOTAL SHORT-TERM INVESTMENTS (Cost $177,773)		$177,774
Total investments (Cost $493,602,143) - 100.0%		$586,694,734
Other assets and liabilities, net - 0.0%		92,580
TOTAL NET ASSETS - 100.0%		$586,787,314
LIFESTYLE BLEND GROWTH PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.6%
Equity - 46.8%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,113,738	$264,447,658
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	28,134,820	337,336,488
Fixed income - 7.8%
Bond, Class NAV, JHSB (MIM US) (B)	3,997,753	55,049,056
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,741,269	29,256,720
High Yield, Class NAV, JHBT (MIM US) (B)	5,246,172	16,105,749

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $613,163,555)		$702,195,671
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Equity - 34.9%
Fidelity Mid Cap Index Fund	4,269,354	143,364,914
Fidelity Small Cap Index Fund	3,007,528	83,067,921
Financial Select Sector SPDR Fund	226,044	10,339,253
iShares Global Infrastructure ETF	87,191	4,562,705
iShares MSCI Global Min Vol Factor ETF	326,888	37,091,981
Vanguard Dividend Appreciation ETF	133,991	26,274,295
Vanguard Energy ETF	134,602	17,152,333
Vanguard FTSE All World ex-US Small-Cap ETF	52,218	6,426,469
Vanguard FTSE Developed Markets ETF	231,028	12,103,557
Vanguard FTSE Emerging Markets ETF	596,558	26,678,074
Vanguard Global ex-U.S. Real Estate ETF	101,445	4,522,418
Vanguard Health Care ETF (H)	40,276	11,603,516
Vanguard Information Technology ETF	15,669	8,993,536
Vanguard Materials ETF	44,457	9,175,036
Vanguard Real Estate ETF	143,511	13,652,201
Vanguard S&P 500 ETF	65,900	34,138,836
Fixed income - 6.8%
Invesco Senior Loan ETF (H)	910,277	19,179,536
Vanguard Short-Term Corporate Bond ETF	166,467	13,135,911
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	2

LIFESTYLE BLEND GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Vanguard Total Bond Market ETF	739,097	$54,959,253

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $442,830,612)		$536,421,745
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	19,400	0
ICA Gruppen AB (C)(D)	833	0
Health care - 0.0%
NMC Health PLC (C)(D)	609	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	15,517	47,011
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	78,570	2,166

TOTAL COMMON STOCKS (Cost $19,587)		$49,177
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.7%
U.S. Government - 3.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$7,613,163	7,340,098
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,638,041	5,379,029
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,227,359	5,126,904
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,462,722	6,581,475
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	9,184,700	2,756,267
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	19,834,200	6,198,463
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	25,148,900	8,001,867
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	17,831,200	5,940,908

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $49,314,174)		$47,325,011
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 5.2747% (F)(I)	2,209,522	22,094,336

TOTAL SHORT-TERM INVESTMENTS (Cost $22,095,576)		$22,094,336
Total investments (Cost $1,127,423,504) - 101.7%		$1,308,085,940
Other assets and liabilities, net - (1.7%)		(21,784,532)
TOTAL NET ASSETS - 100.0%		$1,286,301,408
LIFESTYLE BLEND BALANCED PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 50.8%
Equity - 34.4%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	19,119,831	$201,331,819
LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	21,164,141	$253,758,056
Fixed income - 16.4%
Bond, Class NAV, JHSB (MIM US) (B)	8,999,359	123,921,169
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	7,130,903	55,763,660
High Yield, Class NAV, JHBT (MIM US) (B)	11,964,019	36,729,540

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $598,431,635)		$671,504,244
UNAFFILIATED INVESTMENT COMPANIES - 42.7%
Equity - 27.5%
Fidelity Mid Cap Index Fund	3,195,579	107,307,533
Fidelity Small Cap Index Fund	2,324,075	64,190,963
Financial Select Sector SPDR Fund	206,386	9,440,096
iShares Global Infrastructure ETF	67,596	3,537,299
iShares MSCI Global Min Vol Factor ETF	410,166	46,541,536
Vanguard Dividend Appreciation ETF	167,656	32,875,665
Vanguard Energy ETF	103,992	13,251,701
Vanguard FTSE Developed Markets ETF	156,140	8,180,175
Vanguard FTSE Emerging Markets ETF	426,757	19,084,573
Vanguard Global ex-U.S. Real Estate ETF	78,658	3,506,574
Vanguard Health Care ETF	37,380	10,769,178
Vanguard Information Technology ETF	13,816	7,929,970
Vanguard Materials ETF (H)	34,433	7,106,283
Vanguard Real Estate ETF	111,368	10,594,438
Vanguard S&P 500 ETF	35,839	18,566,036
Fixed income - 15.2%
Invesco Senior Loan ETF (H)	1,873,181	39,467,924
Vanguard Short-Term Bond ETF (H)	73,520	5,752,205
Vanguard Short-Term Corporate Bond ETF	407,346	32,143,673
Vanguard Total Bond Market ETF	1,666,376	123,911,714

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $485,730,432)		$564,157,536
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	14,022	0
ICA Gruppen AB (C)(D)	602	0
Health care - 0.0%
NMC Health PLC (C)(D)	440	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	11,215	33,977
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	56,786	1,566

TOTAL COMMON STOCKS (Cost $14,156)		$35,543
3	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

LIFESTYLE BLEND BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$15,619,503	$15,059,271
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	11,567,281	11,035,879
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	10,724,114	10,518,028
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	13,258,904	13,502,538
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	14,117,200	4,236,478
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	30,485,400	9,527,112
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	38,661,300	12,301,237
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	27,407,300	9,131,424

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $89,525,722)		$85,311,967
SHORT-TERM INVESTMENTS - 2.0%
Short-term funds - 2.0%
John Hancock Collateral Trust, 5.2747% (F)(I)	2,603,422	26,033,176

TOTAL SHORT-TERM INVESTMENTS (Cost $26,035,088)		$26,033,176
Total investments (Cost $1,199,737,033) - 102.0%		$1,347,042,466
Other assets and liabilities, net - (2.0%)		(26,114,099)
TOTAL NET ASSETS - 100.0%		$1,320,928,367
LIFESTYLE BLEND MODERATE PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.8%
Equity - 22.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,901,826	$41,086,231
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,384,378	52,568,691
Fixed income - 25.6%
Bond, Class NAV, JHSB (MIM US) (B)	4,740,570	65,277,647
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,231,993	25,274,186
High Yield, Class NAV, JHBT (MIM US) (B)	5,597,457	17,184,193

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $183,437,406)		$201,390,948
UNAFFILIATED INVESTMENT COMPANIES - 44.6%
Equity - 19.4%
Fidelity Mid Cap Index Fund	672,619	22,586,541
Fidelity Small Cap Index Fund	445,382	12,301,449
iShares Global Infrastructure ETF	14,285	747,534
iShares MSCI Global Min Vol Factor ETF	153,084	17,370,441
Vanguard Dividend Appreciation ETF	62,731	12,300,922
Vanguard Energy ETF	22,089	2,814,801
Vanguard FTSE Developed Markets ETF	47,838	2,506,233
Vanguard FTSE Emerging Markets ETF	34,113	1,525,533
Vanguard Global ex-U.S. Real Estate ETF	16,662	742,792
LIFESTYLE BLEND MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Materials ETF	7,262	$1,498,732
Vanguard Real Estate ETF	23,521	2,237,553
Vanguard S&P 500 ETF	10,354	5,363,786
Fixed income - 25.2%
Invesco Senior Loan ETF (H)	900,502	18,973,577
Vanguard Short-Term Bond ETF	35,564	2,782,527
Vanguard Short-Term Corporate Bond ETF	245,016	19,334,213
Vanguard Total Bond Market ETF	874,765	65,047,527

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $170,962,857)		$188,134,161
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	2,691	0
ICA Gruppen AB (C)(D)	116	0
Health care - 0.0%
NMC Health PLC (C)(D)	84	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	2,149	6,510
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	10,897	300

TOTAL COMMON STOCKS (Cost $2,716)		$6,810
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$7,466,650	7,198,840
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	5,529,885	5,275,841
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	5,126,388	5,027,873
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	6,338,093	6,454,556
U.S. Treasury STRIPS, PO, 4.109%, 02/15/2054	2,999,300	900,070
U.S. Treasury STRIPS, PO, 4.148%, 11/15/2052	6,477,100	2,024,184
U.S. Treasury STRIPS, PO, 4.276%, 08/15/2051	8,214,100	2,613,559
U.S. Treasury STRIPS, PO, 4.305%, 05/15/2050	5,823,100	1,940,111

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $32,209,045)		$31,435,034
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 5.2747% (F)(G)	5,912	59,120

TOTAL SHORT-TERM INVESTMENTS (Cost $59,120)		$59,120
Total investments (Cost $386,671,144) - 99.9%		$421,026,073
Other assets and liabilities, net - 0.1%		288,066
TOTAL NET ASSETS - 100.0%		$421,314,139
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	4

LIFESTYLE BLEND CONSERVATIVE PORTFOLIO

As of 8-31-24
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 43.6%
Equity - 9.3%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,273,005	$13,404,740
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,389,967	16,665,707
Fixed income - 34.3%
Bond, Class NAV, JHSB (MIM US) (B)	4,931,379	67,905,094
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,272,036	25,587,324
High Yield, Class NAV, JHBT (MIM US) (B)	5,634,089	17,296,653

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $132,384,767)		$140,859,518
UNAFFILIATED INVESTMENT COMPANIES - 46.9%
Equity - 12.6%
Fidelity Mid Cap Index Fund	269,154	9,038,177
Fidelity Small Cap Index Fund	212,244	5,862,186
iShares MSCI Global Min Vol Factor ETF	59,420	6,742,387
Vanguard Dividend Appreciation ETF	24,348	4,774,399
Vanguard FTSE Developed Markets ETF	72,764	3,812,106
Vanguard FTSE Emerging Markets ETF	36,045	1,611,932
Vanguard S&P 500 ETF	16,628	8,613,969
Fixed income - 34.3%
Invesco Senior Loan ETF (H)	915,910	19,298,224
Vanguard Short-Term Bond ETF	49,220	3,850,973
Vanguard Short-Term Corporate Bond ETF	252,097	19,892,974
Vanguard Total Bond Market ETF	910,908	67,735,120

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $143,868,220)		$151,232,447
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (C)(D)	955	0
ICA Gruppen AB (C)(D)	41	0
Health care - 0.0%
NMC Health PLC (C)(D)	30	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (C)(D)(E)	762	2,310
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (C)(D)	3,867	107

TOTAL COMMON STOCKS (Cost $965)		$2,417
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.4%
U.S. Government - 9.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	$9,500,221	9,159,472
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,035,840	6,712,613
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	6,523,227	6,397,869
LIFESTYLE BLEND CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	8,064,614	$8,212,802

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $30,357,275)		$30,482,756
SHORT-TERM INVESTMENTS - 0.2%
Short-term funds - 0.2%
John Hancock Collateral Trust, 5.2747% (F)(G)	47,568	475,664

TOTAL SHORT-TERM INVESTMENTS (Cost $475,674)		$475,664
Total investments (Cost $307,086,901) - 100.1%		$323,052,802
Other assets and liabilities, net - (0.1%)		(225,492)
TOTAL NET ASSETS - 100.0%		$322,827,310
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHSB	John Hancock Sovereign Bond Fund
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(D)	Non-income producing.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(F)	The rate shown is the annualized seven-day yield as of 8-31-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(H)	All or a portion of this security is on loan as of 8-31-24.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
5	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 8-31-24

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Assets
Unaffiliated investments, at value (including securites loaned)	$238,228,617	$583,795,933	$649,505,046	$219,576,005	$181,717,620
Affiliated investments, at value	348,466,117	724,290,007	697,537,420	201,450,068	141,335,182
Total investments, at value	586,694,734	1,308,085,940	1,347,042,466	421,026,073	323,052,802
Dividends and interest receivable	147,283	713,012	1,241,818	563,264	578,630
Receivable for fund shares sold	379,060	554,100	476,246	506,490	443,407
Receivable for investments sold	—	151,222	67,841	—	—
Receivable for securities lending income	194	3,820	9,368	4,018	3,824
Receivable from affiliates	341	—	—	796	1,014
Other assets	34,063	58,474	62,442	32,550	27,556
Total assets	587,255,675	1,309,566,568	1,348,900,181	422,133,191	324,107,233
Liabilities
Due to custodian	—	167,951	—	2,307	1,251
Payable for investments purchased	328,405	541,454	1,075,356	663,506	1,143,527
Payable for fund shares repurchased	41,592	324,513	837,448	56,592	45,276
Payable upon return of securities loaned	—	22,090,167	25,907,113	—	—
Payable to affiliates
Accounting and legal services fees	18,307	40,325	41,230	13,129	10,069
Transfer agent fees	8,489	21,079	30,706	13,133	10,436
Trustees’ fees	537	1,178	1,198	381	291
Other liabilities and accrued expenses	71,031	78,493	78,763	70,004	69,073
Total liabilities	468,361	23,265,160	27,971,814	819,052	1,279,923
Net assets	$586,787,314	$1,286,301,408	$1,320,928,367	$421,314,139	$322,827,310
Net assets consist of
Paid-in capital	$499,581,991	$1,126,130,014	$1,221,197,119	$407,122,706	$327,361,741
Total distributable earnings (loss)	87,205,323	160,171,394	99,731,248	14,191,433	(4,534,431)
Net assets	$586,787,314	$1,286,301,408	$1,320,928,367	$421,314,139	$322,827,310
Unaffiliated investments, at cost	$193,560,616	$492,164,373	$575,270,310	$203,174,618	$174,226,460
Affiliated investments, at cost	300,041,527	635,259,131	624,466,723	183,496,526	132,860,441
Total investments, at cost	493,602,143	1,127,423,504	1,199,737,033	386,671,144	307,086,901
Securities loaned, at value	—	$21,636,405	$25,359,103	$328,224	$12,409,392
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$93,823,766	$231,429,077	$337,568,613	$142,925,862	$115,546,853
Shares outstanding	6,920,292	17,971,617	28,744,691	12,904,496	11,185,766
Net asset value and redemption price per share	$13.56	$12.88	$11.74	$11.08	$10.33
Class R6
Net assets	$25,498,657	$47,761,719	$38,925,007	$8,994,498	$7,454,505
Shares outstanding	1,876,557	3,696,324	3,315,989	811,512	721,155
Net asset value, offering price and redemption price per share	$13.59	$12.92	$11.74	$11.08	$10.34
Class 1
Net assets	$467,464,891	$1,007,110,612	$944,434,747	$269,393,779	$199,825,952
Shares outstanding	34,442,241	78,120,226	80,493,004	24,312,663	19,338,673
Net asset value, offering price and redemption price per share	$13.57	$12.89	$11.73	$11.08	$10.33
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.27	$13.56	$12.36	$11.66	$10.87

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	6

STATEMENTS OF OPERATIONS For the year ended 8-31-24

	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Investment income
Dividends from affiliated investments	$6,586,742	$13,990,787	$14,626,776	$4,676,363	$3,673,141
Dividends from unaffiliated investments	3,817,600	13,298,148	18,762,931	7,789,742	7,667,825
Interest	346,542	1,927,949	3,493,056	1,221,415	1,165,011
Securities lending	3,881	70,647	244,084	126,662	179,393
Total investment income	10,754,765	29,287,531	37,126,847	13,814,182	12,685,370
Expenses
Investment management fees	1,223,817	3,276,978	3,936,169	1,425,789	1,290,172
Distribution and service fees	443,005	1,039,783	1,290,598	487,145	394,491
Accounting and legal services fees	104,881	232,726	239,467	75,251	59,939
Transfer agent fees	89,440	221,636	327,534	140,999	115,415
Trustees’ fees	12,375	26,747	27,649	9,045	7,369
Custodian fees	26,697	28,197	28,197	28,197	28,197
State registration fees	36,550	43,859	51,381	37,811	32,769
Printing and postage	14,645	16,752	17,633	14,466	14,267
Professional fees	66,784	83,715	84,577	62,927	60,957
Other	30,026	58,505	60,635	26,873	30,230
Total expenses	2,048,220	5,028,898	6,063,840	2,308,503	2,033,806
Less expense reductions	(23,234)	(96,497)	(216,440)	(166,456)	(186,794)
Net expenses	2,024,986	4,932,401	5,847,400	2,142,047	1,847,012
Net investment income	8,729,779	24,355,130	31,279,447	11,672,135	10,838,358
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	413,722	(9,031,344)	(30,043,626)	(11,113,499)	(10,439,257)
Affiliated investments	685,228	1,540,818	2,448,665	351,988	251,109
	1,098,950	(7,490,526)	(27,594,961)	(10,761,511)	(10,188,148)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	35,097,988	84,734,390	97,331,622	29,461,229	23,309,792
Affiliated investments	54,855,695	100,079,849	79,451,153	18,148,558	7,790,369
	89,953,683	184,814,239	176,782,775	47,609,787	31,100,161
Net realized and unrealized gain	91,052,633	177,323,713	149,187,814	36,848,276	20,912,013
Increase in net assets from operations	$99,782,412	$201,678,843	$180,467,261	$48,520,411	$31,750,371
7	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Lifestyle Blend Aggressive Portfolio		Lifestyle Blend Growth Portfolio		Lifestyle Blend Balanced Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$8,729,779	$6,519,930	$24,355,130	$18,903,309	$31,279,447	$24,402,016
Net realized gain (loss)	1,098,950	(4,379,502)	(7,490,526)	(13,161,478)	(27,594,961)	(17,636,097)
Change in net unrealized appreciation (depreciation)	89,953,683	42,971,262	184,814,239	78,037,388	176,782,775	60,388,329
Increase in net assets resulting from operations	99,782,412	45,111,690	201,678,843	83,779,219	180,467,261	67,154,248
Distributions to shareholders
From earnings
Class A	(1,106,504)	(5,315,969)	(3,204,924)	(11,651,766)	(6,172,848)	(15,005,145)
Class R6	(385,544)	(1,633,965)	(685,039)	(2,668,019)	(600,033)	(1,610,666)
Class 1	(8,060,613)	(46,896,397)	(20,454,798)	(98,515,443)	(23,712,994)	(82,881,884)
Total distributions	(9,552,661)	(53,846,331)	(24,344,761)	(112,835,228)	(30,485,875)	(99,497,695)
Portfolio share transactions
From portfolio share transactions	4,632,424	50,900,232	22,979,093	122,438,420	37,768,639	159,318,239
Total increase	94,862,175	42,165,591	200,313,175	93,382,411	187,750,025	126,974,792
Net assets
Beginning of year	491,925,139	449,759,548	1,085,988,233	992,605,822	1,133,178,342	1,006,203,550
End of year	$586,787,314	$491,925,139	$1,286,301,408	$1,085,988,233	$1,320,928,367	$1,133,178,342
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	8

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Lifestyle Blend Moderate Portfolio		Lifestyle Blend Conservative Portfolio
	Year ended 8-31-24	Year ended 8-31-23	Year ended 8-31-24	Year ended 8-31-23
Increase (decrease) in net assets
From operations
Net investment income	$11,672,135	$8,937,304	$10,838,358	$8,847,774
Net realized loss	(10,761,511)	(7,882,743)	(10,188,148)	(9,262,099)
Change in net unrealized appreciation (depreciation)	47,609,787	15,234,233	31,100,161	11,755,015
Increase in net assets resulting from operations	48,520,411	16,288,794	31,750,371	11,340,690
Distributions to shareholders
From earnings
Class A	(3,217,910)	(4,471,638)	(3,131,028)	(3,234,319)
Class R6	(266,640)	(357,524)	(206,318)	(184,977)
Class 1	(7,673,238)	(15,526,684)	(7,025,483)	(9,382,936)
Total distributions	(11,157,788)	(20,355,846)	(10,362,829)	(12,802,232)
Portfolio share transactions
From portfolio share transactions	36,490,815	46,034,503	15,357,979	26,204,928
Total increase	73,853,438	41,967,451	36,745,521	24,743,386
Net assets
Beginning of year	347,460,701	305,493,250	286,081,789	261,338,403
End of year	$421,314,139	$347,460,701	$322,827,310	$286,081,789
9	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Lifestyle Blend Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Aggressive Portfolio
Class A
08-31-2024	11.48	0.15	2.12	2.27	(0.19)	—	(0.19)	13.56	19.95[5]	0.70	0.70	1.27	94	17
08-31-2023	11.86	0.11	0.88	0.99	(0.11)	(1.26)	(1.37)	11.48	9.69[5]	0.71	0.70	0.98	62	16
08-31-2022	14.98	0.09	(2.16)	(2.07)	(0.14)	(0.91)	(1.05)	11.86	(15.01)[5]	0.68	0.68	0.69	43	91
08-31-2021[6]	14.31	(0.02)	0.69	0.67	—	—	—	14.98	4.68[5,7]	0.65[8]	0.65[8]	(0.30)[8]	9	17
Class R6
08-31-2024	11.50	0.21	2.11	2.32	(0.23)	—	(0.23)	13.59	20.46	0.29	0.29	1.69	25	17
08-31-2023	11.88	0.16	0.88	1.04	(0.16)	(1.26)	(1.42)	11.50	10.16	0.30	0.29	1.42	17	16
08-31-2022	15.01	0.16	(2.18)	(2.02)	(0.20)	(0.91)	(1.11)	11.88	(14.70)	0.27	0.27	1.19	14	91
08-31-2021	11.94	0.17	3.34	3.51	(0.17)	(0.27)	(0.44)	15.01	30.02	0.25	0.25	1.22	12	17
08-31-2020	11.57	0.16	1.32	1.48	(0.23)	(0.88)	(1.11)	11.94	13.00	0.26	0.26	1.48	8	21
Class 1
08-31-2024	11.48	0.21	2.11	2.32	(0.23)	—	(0.23)	13.57	20.45	0.34	0.33	1.73	467	17
08-31-2023	11.87	0.16	0.86	1.02	(0.15)	(1.26)	(1.41)	11.48	10.02	0.34	0.34	1.45	412	16
08-31-2022	15.00	0.18	(2.20)	(2.02)	(0.20)	(0.91)	(1.11)	11.87	(14.74)	0.31	0.31	1.30	392	91
08-31-2021	11.93	0.16	3.35	3.51	(0.17)	(0.27)	(0.44)	15.00	30.00	0.29	0.29	1.20	489	17
08-31-2020	11.56	0.21	1.27	1.48	(0.23)	(0.88)	(1.11)	11.93	12.98	0.30	0.29	1.90	379	21

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	10

Financial highlights continued
Lifestyle Blend Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Growth Portfolio
Class A
08-31-2024	11.11	0.20	1.78	1.98	(0.21)	—	(0.21)	12.88	18.05[5]	0.74	0.73	1.69	231	26
08-31-2023	11.57	0.15	0.65	0.80	(0.17)	(1.09)	(1.26)	11.11	7.95[5]	0.75	0.75	1.41	154	15
08-31-2022	14.32	0.14	(2.05)	(1.91)	(0.16)	(0.68)	(0.84)	11.57	(14.26)[5]	0.73	0.73	1.14	85	74
08-31-2021[6]	13.73	—[7]	0.59	0.59	—	—	—	14.32	4.30[5,8]	0.70[9]	0.70[9]	0.06[9]	20	22
Class R6
08-31-2024	11.15	0.24	1.79	2.03	(0.26)	—	(0.26)	12.92	18.43	0.33	0.32	2.03	48	26
08-31-2023	11.60	0.21	0.65	0.86	(0.22)	(1.09)	(1.31)	11.15	8.51	0.34	0.34	1.88	28	15
08-31-2022	14.37	0.22	(2.09)	(1.87)	(0.22)	(0.68)	(0.90)	11.60	(14.01)	0.32	0.32	1.69	24	74
08-31-2021	11.97	0.19	2.68	2.87	(0.20)	(0.27)	(0.47)	14.37	24.56	0.30	0.30	1.43	21	22
08-31-2020	11.56	0.23	1.11	1.34	(0.26)	(0.67)	(0.93)	11.97	11.88	0.31	0.31	2.07	7	32
Class 1
08-31-2024	11.12	0.25	1.77	2.02	(0.25)	—	(0.25)	12.89	18.44	0.37	0.36	2.16	1,007	26
08-31-2023	11.58	0.21	0.63	0.84	(0.21)	(1.09)	(1.30)	11.12	8.39	0.39	0.39	1.89	903	15
08-31-2022	14.34	0.22	(2.08)	(1.86)	(0.22)	(0.68)	(0.90)	11.58	(14.00)	0.36	0.36	1.68	884	74
08-31-2021	11.95	0.19	2.67	2.86	(0.20)	(0.27)	(0.47)	14.34	24.48	0.34	0.34	1.48	1,096	22
08-31-2020	11.54	0.24	1.10	1.34	(0.26)	(0.67)	(0.93)	11.95	11.86	0.34	0.34	2.10	887	32

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Less than $0.005 per share.
[8] Not annualized.
[9] Annualized.
11	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Balanced Portfolio
Class A
08-31-2024	10.40	0.25	1.33	1.58	(0.24)	—	(0.24)	11.74	15.47[5]	0.79	0.77	2.27	338	38
08-31-2023	10.82	0.19	0.39	0.58	(0.21)	(0.79)	(1.00)	10.40	6.08[5]	0.80	0.80	1.90	232	15
08-31-2022	13.33	0.19	(1.93)	(1.74)	(0.19)	(0.58)	(0.77)	10.82	(13.85)[5]	0.79	0.79	1.62	126	58
08-31-2021[6]	12.84	0.02	0.50	0.52	(0.03)	—	(0.03)	13.33	4.06[5,7]	0.76[8]	0.76[8]	0.55[8]	28	32
Class R6
08-31-2024	10.40	0.28	1.35	1.63	(0.29)	—	(0.29)	11.74	15.93	0.38	0.36	2.59	39	38
08-31-2023	10.82	0.24	0.38	0.62	(0.25)	(0.79)	(1.04)	10.40	6.53	0.40	0.40	2.35	21	15
08-31-2022	13.33	0.25	(1.93)	(1.68)	(0.25)	(0.58)	(0.83)	10.82	(13.48)	0.38	0.38	2.11	16	58
08-31-2021	11.66	0.21	1.94	2.15	(0.22)	(0.26)	(0.48)	13.33	18.91	0.36	0.36	1.69	19	32
08-31-2020	11.26	0.25	0.90	1.15	(0.27)	(0.48)	(0.75)	11.66	10.50	0.37	0.37	2.23	7	42
Class 1
08-31-2024	10.39	0.29	1.33	1.62	(0.28)	—	(0.28)	11.73	15.90	0.42	0.40	2.71	944	38
08-31-2023	10.82	0.25	0.36	0.61	(0.25)	(0.79)	(1.04)	10.39	6.40	0.44	0.44	2.38	881	15
08-31-2022	13.32	0.25	(1.93)	(1.68)	(0.24)	(0.58)	(0.82)	10.82	(13.45)	0.42	0.42	2.07	864	58
08-31-2021	11.65	0.22	1.93	2.15	(0.22)	(0.26)	(0.48)	13.32	18.87	0.40	0.40	1.73	1,074	32
08-31-2020	11.26	0.25	0.88	1.13	(0.26)	(0.48)	(0.74)	11.65	10.36	0.41	0.41	2.26	931	42

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	12

Financial highlights continued
Lifestyle Blend Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Moderate Portfolio
Class A
08-31-2024	10.08	0.29	0.99	1.28	(0.28)	—	(0.28)	11.08	12.96[5]	0.86	0.82	2.81	143	47
08-31-2023	10.25	0.24	0.20	0.44	(0.24)	(0.37)	(0.61)	10.08	4.68[5]	0.88	0.86	2.38	102	20
08-31-2022	12.34	0.22	(1.73)	(1.51)	(0.21)	(0.37)	(0.58)	10.25	(12.77)[5]	0.87	0.86	2.04	55	45
08-31-2021[6]	11.98	0.04	0.36	0.40	(0.04)	—	(0.04)	12.34	3.33[5,7]	0.85[8]	0.84[8]	0.97[8]	15	34
Class R6
08-31-2024	10.08	0.34	0.98	1.32	(0.32)	—	(0.32)	11.08	13.41	0.45	0.41	3.25	9	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.12	0.48	0.46	2.81	7	20
08-31-2022	12.35	0.27	(1.74)	(1.47)	(0.26)	(0.37)	(0.63)	10.25	(12.49)	0.46	0.45	2.41	5	45
08-31-2021	11.40	0.21	1.21	1.42	(0.22)	(0.25)	(0.47)	12.35	12.73	0.45	0.44	1.81	4	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.58	0.46	0.44	2.35	1	48
Class 1
08-31-2024	10.08	0.33	0.99	1.32	(0.32)	—	(0.32)	11.08	13.37	0.49	0.45	3.22	269	47
08-31-2023	10.25	0.28	0.20	0.48	(0.28)	(0.37)	(0.65)	10.08	5.07	0.52	0.50	2.84	238	20
08-31-2022	12.35	0.27	(1.75)	(1.48)	(0.25)	(0.37)	(0.62)	10.25	(12.52)	0.50	0.49	2.38	246	45
08-31-2021	11.40	0.23	1.19	1.42	(0.22)	(0.25)	(0.47)	12.35	12.69	0.49	0.48	1.91	300	34
08-31-2020	11.08	0.26	0.66	0.92	(0.28)	(0.32)	(0.60)	11.40	8.54	0.49	0.48	2.41	257	48

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
13	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Lifestyle Blend Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Lifestyle Blend Conservative Portfolio
Class A
08-31-2024	9.63	0.33	0.69	1.02	(0.32)	—	(0.32)	10.33	10.76[5]	0.92	0.86	3.35	116	63
08-31-2023	9.71	0.28	0.06	0.34	(0.29)	(0.13)	(0.42)	9.63	3.66[5]	0.95	0.92	2.89	90	26
08-31-2022	11.59	0.26	(1.58)	(1.32)	(0.24)	(0.32)	(0.56)	9.71	(11.88)[5]	0.94	0.92	2.54	60	28
08-31-2021[6]	11.36	0.06	0.22	0.28	(0.05)	—	(0.05)	11.59	2.43[5,7]	0.93[8]	0.91[8]	1.53[8]	11	43
Class R6
08-31-2024	9.64	0.37	0.69	1.06	(0.36)	—	(0.36)	10.34	11.20	0.51	0.45	3.75	7	63
08-31-2023	9.72	0.31	0.07	0.38	(0.33)	(0.13)	(0.46)	9.64	4.09	0.54	0.51	3.24	7	26
08-31-2022	11.60	0.30	(1.58)	(1.28)	(0.28)	(0.32)	(0.60)	9.72	(11.50)	0.53	0.51	2.84	3	28
08-31-2021	11.19	0.24	0.55	0.79	(0.23)	(0.15)	(0.38)	11.60	7.20	0.53	0.51	2.09	3	43
08-31-2020	10.84	0.21	0.56	0.77	(0.27)	(0.15)	(0.42)	11.19	7.37	0.54	0.51	2.02	2	57
Class 1
08-31-2024	9.63	0.37	0.68	1.05	(0.35)	—	(0.35)	10.33	11.16	0.56	0.50	3.74	200	63
08-31-2023	9.71	0.31	0.06	0.37	(0.32)	(0.13)	(0.45)	9.63	4.04	0.59	0.56	3.28	189	26
08-31-2022	11.60	0.30	(1.59)	(1.29)	(0.28)	(0.32)	(0.60)	9.71	(11.62)	0.58	0.55	2.80	198	28
08-31-2021	11.18	0.24	0.55	0.79	(0.22)	(0.15)	(0.37)	11.60	7.26	0.57	0.55	2.10	230	43
08-31-2020	10.83	0.27	0.50	0.77	(0.27)	(0.15)	(0.42)	11.18	7.33	0.57	0.54	2.50	199	57

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[5] Does not reflect the effect of sales charges, if any.
[6] The inception date for Class A shares is 4-26-21.
[7] Not annualized.
[8] Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	14

Notes to financial statements
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Lifestyle Blend Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A shares are open to all investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of the portfolios are as follows:
Lifestyle Blend Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Lifestyle Blend Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Lifestyle Blend Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Lifestyle Blend Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Lifestyle Blend Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded funds or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the
15	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of August 31, 2024, by major security category or type:
	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$348,288,343	$348,288,343	—	—
Unaffiliated investment companies	230,428,512	230,428,512	—	—
Common stocks	29,077	—	—	$29,077
U.S. Government and Agency obligations	7,771,028	—	$7,771,028	—
Short-term investments	177,774	177,774	—	—
Total investments in securities	$586,694,734	$578,894,629	$7,771,028	$29,077

Lifestyle Blend Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$702,195,671	$702,195,671	—	—
Unaffiliated investment companies	536,421,745	536,421,745	—	—
Common stocks	49,177	—	—	$49,177
U.S. Government and Agency obligations	47,325,011	—	$47,325,011	—
Short-term investments	22,094,336	22,094,336	—	—
Total investments in securities	$1,308,085,940	$1,260,711,752	$47,325,011	$49,177

Lifestyle Blend Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$671,504,244	$671,504,244	—	—
Unaffiliated investment companies	564,157,536	564,157,536	—	—
Common stocks	35,543	—	—	$35,543
U.S. Government and Agency obligations	85,311,967	—	$85,311,967	—
Short-term investments	26,033,176	26,033,176	—	—
Total investments in securities	$1,347,042,466	$1,261,694,956	$85,311,967	$35,543

Lifestyle Blend Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$201,390,948	$201,390,948	—	—
Unaffiliated investment companies	188,134,161	188,134,161	—	—
Common stocks	6,810	—	—	$6,810
U.S. Government and Agency obligations	31,435,034	—	$31,435,034	—
Short-term investments	59,120	59,120	—	—
Total investments in securities	$421,026,073	$389,584,229	$31,435,034	$6,810

| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	16

	Total value at 8-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Lifestyle Blend Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$140,859,518	$140,859,518	—	—
Unaffiliated investment companies	151,232,447	151,232,447	—	—
Common stocks	2,417	—	—	$2,417
U.S. Government and Agency obligations	30,482,756	—	$30,482,756	—
Short-term investments	475,664	475,664	—	—
Total investments in securities	$323,052,802	$292,567,629	$30,482,756	$2,417
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Securities lending. The portfolios may lend their securities to earn additional income. The portfolios receive collateral from the borrower in an amount not less than the market value of the loaned securities. The portfolios may invest their cash collateral in JHCT, an affiliate of the portfolios, which has a floating NAV and is registered with the SEC as an investment company. JHCT is a prime money market fund and invests in short-term money market investments. Each portfolio will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The portfolios have the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the portfolios for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the portfolios could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the portfolios will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The portfolios receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the portfolios is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.
Obligations to repay collateral received by the portfolios are shown on the Statements of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. The following table summarizes the values of securities loaned by the portfolios and the corresponding cash collateral received at August 31, 2024. In addition, non-cash collateral in the form of U.S. Treasuries was pledged, as indicated below. This non-cash collateral cannot be sold or repledged by the portfolios, and accordingly, is not reflected in the portfolios’ net assets.
Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Lifestyle Blend Growth Portfolio	$21,636,405	$22,090,167	—
Lifestyle Blend Balanced Portfolio	25,359,103	25,907,113	—
17	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio	Market value of securities on loan	Cash collateral received	Non-cash collateral
Lifestyle Blend Moderate Portfolio	$328,224	—	$344,780
Lifestyle Blend Conservative Portfolio	12,409,392	—	13,035,345
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statements of operations.
Commitment fees for the year ended August 31, 2024 were as follows:
Portfolio	Commitment fee
Lifestyle Blend Aggressive Portfolio	$5,176
Lifestyle Blend Growth Portfolio	7,233
Lifestyle Blend Balanced Portfolio	7,326
Lifestyle Blend Moderate Portfolio	4,685
Lifestyle Blend Conservative Portfolio	4,427
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of August 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Lifestyle Blend Aggressive Portfolio	$137,831	—
Lifestyle Blend Growth Portfolio	693,930	$12,664,854
Lifestyle Blend Balanced Portfolio	—	39,251,037
Lifestyle Blend Moderate Portfolio	—	16,359,377
Lifestyle Blend Conservative Portfolio	—	16,594,323
As of August 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on August 31, 2024, including short-term investments, were as follows:
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	18

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Lifestyle Blend Aggressive Portfolio	$499,354,568	$87,770,022	$(429,856)	$87,340,166
Lifestyle Blend Growth Portfolio	1,139,492,174	171,321,628	(2,727,862)	168,593,766
Lifestyle Blend Balanced Portfolio	1,212,045,920	141,957,552	(6,961,006)	134,996,546
Lifestyle Blend Moderate Portfolio	392,369,805	31,253,606	(2,597,338)	28,656,268
Lifestyle Blend Conservative Portfolio	312,944,162	12,120,850	(2,012,210)	10,108,640
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio generally declare and pay dividends from net investment income quarterly. All other portfolios generally declare and pay dividends from net investment income annually. All portfolios generally declare and pay capital gain distributions, if any, annually.
The tax character of distributions for the year ended August 31, 2024 was as follows:
Portfolio	Ordinary Income
Lifestyle Blend Aggressive Portfolio	$9,552,661
Lifestyle Blend Growth Portfolio	24,344,761
Lifestyle Blend Balanced Portfolio	30,485,875
Lifestyle Blend Moderate Portfolio	11,157,788
Lifestyle Blend Conservative Portfolio	10,362,829
The tax character of distributions for the year ended August 31, 2023 was as follows:
Portfolio	Ordinary Income	Long Term Capital Gains	Total
Lifestyle Blend Aggressive Portfolio	$5,764,078	$48,082,253	$53,846,331
Lifestyle Blend Growth Portfolio	17,792,036	95,043,192	112,835,228
Lifestyle Blend Balanced Portfolio	23,719,019	75,778,676	99,497,695
Lifestyle Blend Moderate Portfolio	8,755,989	11,599,857	20,355,846
Lifestyle Blend Conservative Portfolio	8,915,172	3,887,060	12,802,232
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of August 31, 2024, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income
Lifestyle Blend Aggressive Portfolio	$2,988
Lifestyle Blend Growth Portfolio	4,936,412
Lifestyle Blend Balanced Portfolio	3,985,739
Lifestyle Blend Moderate Portfolio	1,894,542
Lifestyle Blend Conservative Portfolio	1,951,252
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
19	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of the Trust or John Hancock Funds III (JHF III) (Assets in a fund of the Trust or JHF III); and (2) a fee on assets invested in investments other than a fund of the Trust or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of each portfolio exceeds 0.05% of the average net assets of the portfolio. “Other expenses” means all of the expenses of the portfolio, excluding: management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. This agreement expires on December 31, 2024, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.
In addition, the Advisor has voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments after payment of subadvisory fees does not exceed 0.50% of the portfolios’ first $7.5 billion of average net assets and 0.49% of the portfolios’ average net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the portfolios.
For the year ended August 31, 2024, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class R6	Class 1	Total
Lifestyle Blend Aggressive Portfolio	$3,237	$921	$19,076	$23,234
Lifestyle Blend Growth Portfolio	16,732	3,163	76,602	96,497
Lifestyle Blend Balanced Portfolio	53,660	4,923	157,857	216,440
Lifestyle Blend Moderate Portfolio	54,525	3,708	108,223	166,456
Lifestyle Blend Conservative Portfolio	62,755	3,815	120,224	186,794
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended August 31, 2024, were equivalent to a net annual effective rate of the portfolios’ average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Lifestyle Blend Aggressive Portfolio	0.23%
Lifestyle Blend Growth Portfolio	0.27%
Lifestyle Blend Balanced Portfolio	0.31%
Portfolio	Net Annual Effective Rate
Lifestyle Blend Moderate Portfolio	0.33%
Lifestyle Blend Conservative Portfolio	0.37%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended August 31, 2024, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	20

Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges of up to 5.00% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the year ended August 31, 2024:
	Lifestyle Blend Aggressive Portfolio	Lifestyle Blend Growth Portfolio	Lifestyle Blend Balanced Portfolio	Lifestyle Blend Moderate Portfolio	Lifestyle Blend Conservative Portfolio
Total sales charges	$4,407	$10,091	$3,062	$1,517	$1,217
Retained for printing prospectus, advertising and sales literature	708	1,703	490	233	196
Sales commission to unrelated broker-dealers	3,699	8,388	2,572	1,284	1,021
Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended August 31, 2024, CDSCs received by the Distributor for Class A shares were as follows:
Portfolio	Class A
Lifestyle Blend Aggressive Portfolio	$5
Lifestyle Blend Growth Portfolio	6
Lifestyle Blend Balanced Portfolio	15
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended August 31, 2024 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Lifestyle Blend Aggressive Portfolio	Class A	$228,265	$88,340
	Class R6	—	1,100
	Class 1	214,740	—
	Total	$443,005	$89,440
Lifestyle Blend Growth Portfolio	Class A	$567,824	$219,776
	Class R6	—	1,860
	Class 1	471,959	—
	Total	$1,039,783	$221,636
Lifestyle Blend Balanced Portfolio	Class A	$842,695	$326,245
	Class R6	—	1,289
	Class 1	447,903	—
	Total	$1,290,598	$327,534
Lifestyle Blend Moderate Portfolio	Class A	$362,945	$140,557
	Class R6	—	442
	Class 1	124,200	—
	Total	$487,145	$140,999
Lifestyle Blend Conservative Portfolio	Class A	$296,975	$115,102
	Class R6	—	313
	Class 1	97,516	—
	Total	$394,491	$115,415
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
21	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the years ended August 31, 2024 and 2023 were as follows:
Lifestyle Blend Aggressive Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,623,181	$44,145,430	3,058,325	$34,267,280
Distributions reinvested	92,138	1,106,504	516,573	5,315,539
Repurchased	(2,235,109)	(27,383,812)	(1,793,310)	(20,121,992)
Net increase	1,480,210	$17,868,122	1,781,588	$19,460,827
Class R6 shares
Sold	664,257	$7,929,484	408,252	$4,506,483
Distributions reinvested	32,129	385,544	158,946	1,633,965
Repurchased	(300,789)	(3,688,756)	(263,026)	(2,867,870)
Net increase	395,597	$4,626,272	304,172	$3,272,578
Class 1 shares
Sold	2,947,450	$35,947,337	2,854,812	$32,067,123
Distributions reinvested	672,278	8,060,613	4,566,348	46,896,397
Repurchased	(5,093,013)	(61,869,920)	(4,559,536)	(50,796,693)
Net increase (decrease)	(1,473,285)	$(17,861,970)	2,861,624	$28,166,827
Total net increase	402,522	$4,632,424	4,947,384	$50,900,232

Lifestyle Blend Growth Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	9,085,583	$106,054,455	8,797,792	$96,550,300
Distributions reinvested	276,429	3,198,264	1,149,935	11,648,838
Repurchased	(5,282,217)	(61,967,385)	(3,388,710)	(36,881,303)
Net increase	4,079,795	$47,285,334	6,559,017	$71,317,835
Class R6 shares
Sold	1,526,681	$18,027,867	514,163	$5,531,542
Distributions reinvested	59,157	685,039	263,378	2,668,019
Repurchased	(440,547)	(5,230,528)	(313,334)	(3,377,318)
Net increase	1,145,291	$13,482,378	464,207	$4,822,243
Class 1 shares
Sold	5,772,365	$65,716,566	4,374,960	$47,922,509
Distributions reinvested	1,770,978	20,454,798	9,744,356	98,515,443
Repurchased	(10,622,731)	(123,959,983)	(9,211,471)	(100,139,610)
Net increase (decrease)	(3,079,388)	$(37,788,619)	4,907,845	$46,298,342
Total net increase	2,145,698	$22,979,093	11,931,069	$122,438,420

Lifestyle Blend Balanced Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	13,492,329	$145,416,196	14,862,363	$153,383,150
Distributions reinvested	572,158	6,163,634	1,539,079	14,987,629
Repurchased	(7,611,923)	(82,303,323)	(5,716,880)	(58,816,397)
Net increase	6,452,564	$69,276,507	10,684,562	$109,554,382
Class R6 shares
Sold	1,792,568	$19,762,155	543,367	$5,518,878
Distributions reinvested	55,750	600,033	165,346	1,610,666
Repurchased	(512,951)	(5,530,375)	(233,349)	(2,386,174)
Net increase	1,335,367	$14,831,813	475,364	$4,743,370
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	22

Lifestyle Blend Balanced Portfolio , Cont’d	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	5,243,502	$56,135,230	5,664,840	$58,310,318
Distributions reinvested	2,209,442	23,712,994	8,523,999	82,881,884
Repurchased	(11,721,073)	(126,187,905)	(9,311,827)	(96,171,715)
Net increase (decrease)	(4,268,129)	$(46,339,681)	4,877,012	$45,020,487
Total net increase	3,519,802	$37,768,639	16,036,938	$159,318,239

Lifestyle Blend Moderate Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,642,879	$58,249,196	7,019,249	$69,961,193
Distributions reinvested	310,318	3,214,354	462,386	4,455,606
Repurchased	(3,176,156)	(32,955,358)	(2,681,662)	(26,721,917)
Net increase	2,777,041	$28,508,192	4,799,973	$47,694,882
Class R6 shares
Sold	282,827	$2,891,202	200,496	$1,994,749
Distributions reinvested	25,798	266,640	37,075	357,524
Repurchased	(198,799)	(2,055,695)	(53,138)	(528,081)
Net increase	109,826	$1,102,147	184,433	$1,824,192
Class 1 shares
Sold	3,071,656	$31,691,487	2,437,966	$24,418,099
Distributions reinvested	742,639	7,673,238	1,612,704	15,526,684
Repurchased	(3,146,551)	(32,484,249)	(4,366,463)	(43,429,354)
Net increase (decrease)	667,744	$6,880,476	(315,793)	$(3,484,571)
Total net increase	3,554,611	$36,490,815	4,668,613	$46,034,503

Lifestyle Blend Conservative Portfolio	Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount
Class A shares
Sold	4,414,333	$43,563,700	6,225,239	$59,447,725
Distributions reinvested	317,307	3,111,344	344,324	3,221,677
Repurchased	(2,931,855)	(28,744,748)	(3,360,055)	(32,107,093)
Net increase	1,799,785	$17,930,296	3,209,508	$30,562,309
Class R6 shares
Sold	370,355	$3,670,620	367,049	$3,509,314
Distributions reinvested	21,108	206,318	19,702	184,977
Repurchased	(345,906)	(3,324,789)	(44,938)	(432,774)
Net increase	45,557	$552,149	341,813	$3,261,517
Class 1 shares
Sold	2,863,718	$28,042,052	2,714,081	$25,891,175
Distributions reinvested	717,550	7,025,483	1,004,760	9,382,936
Repurchased	(3,879,247)	(38,192,001)	(4,480,672)	(42,893,009)
Net decrease	(297,979)	$(3,124,466)	(761,831)	$(7,618,898)
Total net increase	1,547,363	$15,357,979	2,789,490	$26,204,928
Affiliates of the Trust owned 100% of shares of Class 1 on August 31, 2024. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the year ended August 31, 2024:
23	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Lifestyle Blend Aggressive Portfolio	$7,199,213	$87,190,692	$4,804,867	$85,982,570
Lifestyle Blend Growth Portfolio	32,125,027	296,303,706	26,910,941	279,801,564
Lifestyle Blend Balanced Portfolio	54,672,755	432,755,022	52,276,914	398,679,125
Lifestyle Blend Moderate Portfolio	22,723,298	191,406,651	18,611,592	160,088,228
Lifestyle Blend Conservative Portfolio	23,018,303	179,793,447	18,656,773	169,311,593
Note 7—Investment in affiliated underlying funds
Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At August 31, 2024, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Lifestyle Blend Growth Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	7.4%
Lifestyle Blend Growth Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	7.1%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II U.S. Sector Rotation Fund	5.6%
Lifestyle Blend Balanced Portfolio	John Hancock Funds II International Strategic Equity Allocation Fund	5.4%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Lifestyle Blend Aggressive Portfolio
Bond	278,507	—	$7,234,224	$(3,461,154)	$(20,805)	$82,781	$56,941	—	$3,835,046
Emerging Markets Debt	374,248	—	6,966,340	(4,126,158)	(3,845)	90,286	86,380	—	2,926,623
High Yield	476,649	—	3,837,216	(2,388,989)	(12,751)	27,835	38,144	—	1,463,311
International Strategic Equity Allocation	14,561,732	$128,710,365	16,965,568	(10,480,468)	(202,287)	18,341,863	4,357,644	—	153,335,041
John Hancock Collateral Trust*	17,778	2,786,926	59,206,880	(61,815,302)	199	(929)	11,755	—	177,774
U.S. Sector Rotation	15,573,672	152,847,748	11,323,251	(14,681,253)	924,717	36,313,859	2,039,759	—	186,728,322
					$685,228	$54,855,695	$6,590,623	—	$348,466,117
Lifestyle Blend Growth Portfolio
Bond	3,997,753	—	$62,087,049	$(8,399,921)	$(141,722)	$1,503,650	$1,292,787	—	$55,049,056
Emerging Markets Debt	3,741,269	—	33,688,881	(5,619,052)	32,202	1,154,689	997,838	—	29,256,720
High Yield	5,246,172	—	18,513,382	(2,672,038)	(25,890)	290,295	493,360	—	16,105,749
International Strategic Equity Allocation	25,113,738	$222,573,729	26,669,732	(16,686,805)	(33,956)	31,924,958	7,582,821	—	264,447,658
John Hancock Collateral Trust*	2,209,522	5,062,904	373,328,707	(356,298,254)	5,155	(4,176)	92,628	—	22,094,336
U.S. Sector Rotation	28,134,820	267,427,081	27,098,598	(24,104,653)	1,705,029	65,210,433	3,602,000	—	337,336,488
					$1,540,818	$100,079,849	$14,061,434	—	$724,290,007
Lifestyle Blend Balanced Portfolio
Bond	8,999,359	—	$128,284,067	$(7,480,970)	$(145,551)	$3,263,623	$2,898,308	—	$123,921,169
Emerging Markets Debt	7,130,903	—	63,162,703	(9,682,939)	73,250	2,210,646	1,956,302	—	55,763,660
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	24

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
High Yield	11,964,019	—	$39,965,657	$(3,841,130)	$(45,704)	$650,717	$1,110,578	—	$36,729,540
International Strategic Equity Allocation	19,119,831	$170,523,786	22,462,033	(15,980,333)	(80,773)	24,407,106	5,806,341	—	201,331,819
John Hancock Collateral Trust*	2,603,422	48,439,726	800,625,790	(823,050,748)	28,651	(10,243)	273,408	—	26,033,176
U.S. Sector Rotation	21,164,141	209,255,236	23,818,000	(30,863,276)	2,618,792	48,929,304	2,825,923	—	253,758,056
					$2,448,665	$79,451,153	$14,870,860	—	$697,537,420
Lifestyle Blend Moderate Portfolio
Bond	4,740,570	—	$65,865,344	$(2,212,776)	$(39,854)	$1,664,933	$1,539,952	—	$65,277,647
Emerging Markets Debt	3,231,993	—	27,573,096	(3,315,869)	26,898	990,061	866,794	—	25,274,186
High Yield	5,597,457	—	18,169,439	(1,269,252)	(14,508)	298,514	511,192	—	17,184,193
International Strategic Equity Allocation	3,901,826	$34,178,342	7,816,762	(5,942,777)	(80,065)	5,113,969	1,177,230	—	41,086,231
John Hancock Collateral Trust*	5,912	25,304,179	320,632,743	(345,890,923)	19,431	(6,310)	139,379	—	59,120
U.S. Sector Rotation	4,384,378	41,042,574	7,580,042	(6,581,402)	440,086	10,087,391	568,478	—	52,568,691
					$351,988	$18,148,558	$4,803,025	—	$201,450,068
Lifestyle Blend Conservative Portfolio
Bond	4,931,379	—	$71,158,271	$(4,916,563)	$(91,080)	$1,754,466	$1,654,702	—	$67,905,094
Emerging Markets Debt	3,272,036	—	28,500,834	(3,947,823)	25,169	1,009,144	887,167	—	25,587,324
High Yield	5,634,089	—	18,861,585	(1,847,626)	(21,502)	304,196	523,226	—	17,296,653
International Strategic Equity Allocation	1,273,005	$12,029,551	3,720,442	(4,021,021)	(58,587)	1,734,355	406,953	—	13,404,740
John Hancock Collateral Trust*	47,568	19,978,782	515,432,124	(534,938,554)	6,134	(2,822)	190,978	—	475,664
U.S. Sector Rotation	1,389,967	13,933,322	4,204,315	(4,853,935)	390,975	2,991,030	189,508	—	16,665,707
					$251,109	$7,790,369	$3,852,534	—	$141,335,182

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
25	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Growth Portfolio, Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios’ investments, of Lifestyle Blend Aggressive Portfolio, Lifestyle Blend Growth Portfolio, Lifestyle Blend Balanced Portfolio, Lifestyle Blend Moderate Portfolio and Lifestyle Blend Conservative Portfolio (five of the funds constituting John Hancock Funds II, hereafter collectively referred to as the "Portfolios") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2024
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	26

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the portfolios, if any, paid during its taxable year ended August 31, 2024.
Dividend Received Deduction Each portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
Qualified Dividend Income Each portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Each portfolio reports the maximum amount allowable as Section 163(j) Interest Dividends.
Each portfolio reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The portfolios below have the following amounts as foreign tax credits, which represent taxes paid on the income derived from foreign sources:
Portfolio	Foreign sourced income	Foreign tax credit
Lifestyle Blend Aggressive Portfolio	$5,343,172	$508,154
Lifestyle Blend Growth Portfolio	9,503,849	892,377
Lifestyle Blend Balanced Portfolio	7,272,443	669,614
Lifestyle Blend Moderate Portfolio	1,499,797	131,882
Eligible shareholders will be mailed a 2024 Form 1099-DIV in early 2025. This will reflect the tax character of all distributions paid in calendar year 2024.
Please consult a tax advisor regarding the tax consequences of your investment in a portfolio.
27	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 24-27, 2024 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 28-30, 2024. The Trustees who are not “interested persons” of the Trust as deﬁned by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting ﬁrm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 24-27, 2024, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and John Hancock Investment Management, LLC (the Advisor) and the Subadvisory Agreement between the Advisor and Manulife Investment Management (US) (the Subadvisor) with respect to each of the Funds identified in Appendix A.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and prior presentations from the Subadvisor with respect to the Funds.  The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Funds by the Advisor’s affiliates, including distribution services.  The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review.  In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derrivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments.  The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	28

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark index;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangement generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed Fund performance against each Fund’s respective peer group median and benchmark index and concluded that the performance of a certain Fund has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and the performance of certain other Funds is being monitored and reasonably addressed, where appropriate, as noted in Appendix A.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fees include both advisory and administrative costs.
The Board took into account management’s discussion of the Funds’ expenses. The Board also took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees of the Funds.  In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed further below. The Board also noted actions taken over the past several years to reduce the Funds’ operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to each Fund and that each Fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and a Subadvisor’s services to a Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided to the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
29	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that affiliates of the Advisor provide transfer agency services and distribution services to the funds, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the products;
(h)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(i)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(j)noted that the subadvisory fees for the Funds are paid by the Advisor;
(k) with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying funds in which the Funds may invest;
(l)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(m)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliate (the Subadvisor), from their relationship with each Fund was reasonable and not excessive.
Economies of scale. In considering the extent to which a Fund may realize any economies of scale and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying funds in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such funds and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. (The funds that are not Participating Portfolios as of the date of this annual report are each of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. The Funds also benefit from such overall management fee waiver through their investment in underlying funds that include certain of the Participating Portfolios, which are subject to the Reimbursement);
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to each Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)the historical and current performance of each Fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)the subadvisory fee for each Fund, and to the extent available, and comparative fee information, where available, prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	30

appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the applicable Fund that is consistent with the Fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to that Subadvisor of its relationship with the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.
Subadvisory fees. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third party provider of fund data, to the extent applicable. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the Funds and compared them to fees charged by each Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s peer group median and the benchmark index and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of a certain Fund has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile and the performance of certain other Funds is being monitored and reasonably addressed, where appropriate, as noted in Appendix A;
(3)the subadvisory fees are reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)the subadvisory fees are paid by the Advisor and not the Funds.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with each Fund’s investments in the underlying portfolios and that the Advisor made a finding that each Fund’s expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
31	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

APPENDIX A

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Lifestyle Blend Aggressive Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the three- and ten-year periods and underperformed for the one- and five-year periods..	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the one- and five-year periods.
The Board also noted the fund’s favorable performance relative to the peer group median for the three- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.
Lifestyle Blend Growth Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the ten-year period and underperformed for the one-, three- and five-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one, three-, five- and ten-year periods and relative to the peer group median for the one-, three- and five-year periods.
The Board also noted the fund’s favorable performance relative to the peer group median for the ten-year period.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	32

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Lifestyle Blend Balanced Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods. Lipper Category – The fund underperformed the median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index and the peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.
Lifestyle Blend Moderate Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund underperformed for the one-, three-, five- and ten-year periods.
Lipper Category – The fund outperformed the median for the one, five- and ten-year periods and underperformed for the three-year period.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and relative to the peer group median for the three-year period.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the peer group median for the one-, five- and ten-year periods.
The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
The Board took into account management’s discussion of the fund’s expenses.
33	JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS |

Portfolio (subadvisor)	Performance of fund, as of 12.31.2023	Fees and expenses	Comments
Lifestyle Blend Conservative Portfolio (Manulife Investment Management (US))	Benchmark Index – The fund outperformed for the three- and five-year periods and underperformed for the one- and ten-year periods.
Lipper Category – The fund outperformed the median for the one-, three, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Lipper peer group for this purpose.
Net management fees for this fund are higher than the peer group median.
Total expenses for this fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the fund’s performance relative to the benchmark index for the one- and ten-year periods.
The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark for the three- and five-year periods and relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the fund’s expenses.
| JOHN HANCOCK LIFESTYLE BLEND PORTFOLIOS	34

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This report is for the information of the shareholders of John Hancock Lifestyle Blend Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF3827836	MILA8/24
10/24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter".

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President
Date:	October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
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Kristie M. Feinberg
President
Date:	October 8, 2024
By:	/s/ Fernando A. Silva
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Fernando A. Silva
Chief Financial Officer
Date:	October 8, 2024